Long-term debt and finance leases - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Long-term debt and finance leases
Balance at beginning of year	R 109,454	R 81,405
Loans raised	94,002	31,061
Proceeds from new loans	93,884	24,961
Finance leases acquired	118	6,100
Loans repaid	(70,000)	(9,199)
Modification gain	(112)
Interest accrued	1,025	878	R 956
Amortisation of loan costs	725	462
Translation effect of foreign currency loans	212	22
Translation of foreign operations	2,033	4,825
Balance at end of year	R 137,339	R 109,454	R 81,405